Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES
10	INVENTORIES

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Inventories	2,457,916	1,874,932	459,824

The amount of inventories recognized as an expense in cost of sales of the Group was RM 74,372,301 (USD 18,239,682) (June 30, 2025: RM 49,602,598).